Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Bank Loan

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Secured - at amortized cost:
Bank loans	—	16,810

Analysed between:
Current portion
Within 1 year	—	13,847
Non-current portion
Within 2 to 5 years	—	2,963

	—	16,810

Interest payable (included in bank loans)	—	24

Summary of Reconciliation of Liabilities Arising from Financing Activities

	Bank loans	Lease liabilities (Note 1 8 )
	S$’000	S$’000
At January 1, 2021	40,306	32,487
Financing cash flow	(31,114)	(19,632)
Bank loan transaction cost	416	—
Non-cash changes:
- Accrued interest	6,666	1,529
- Additions to lease liabilities	—	6,863
- Lease modification	—	16,099
- Currency alignment	536	(1,435)

At December 31, 2021	16,810	35,911
Financing cash flow	(17,057)	(19,729)
Bank loan transaction cost	50	—
Non-cash changes:
- Accrued interest	170	1,554
- Additions to lease liabilities	—	16,116
- Lease modification	—	6,914
- Acquired on acquisition of a subsidiary	—	176

- Currency alignment	27	(2,480)

At December 31, 2022	—	38,462